Financing Receivables (Schedule Of Financing Receivables Non Accrual Status) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	¥ 10,615	¥ 12,434
Installment Sales Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	2,132	1,840
Lease Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	2,735	3,728
Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	1,067	1,862
Credit Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	1,111	1,034
Other Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	¥ 3,570	¥ 3,970